CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions		Total		Limited partners		Redemption-exchange units		Special limited partner units	BBUC exchangeable shares	Capital Limited partners	Retained earnings Limited partners		Ownership changes Limited partners		Accumulated other comprehensive income (loss) Limited partners	[1]	Preferred securities	Interest of others in operating subsidiaries
Beginning balance at Dec. 31, 2019		$ 11,053		$ 2,116		$ 1,661		$ 0	$ 0	$ 2,331	$ (217)		$ 220		$ (218)		$ 15	$ 7,261
Net income (loss)		580		(91)		(78)					(91)							749
Other comprehensive income (loss)		72		36		31									36			5
Comprehensive income (loss)		652		(55)		(47)					(91)				36			754
Contributions		715																715
Distributions	[2]	(1,262)		(20)		(17)					(20)							(1,225)
Ownership changes	[3]	2		(57)		(48)					93		(152)		2			107
Unit repurchases	[2]			(56)						(56)
Acquisition of interest	[4]	233																233
Unit issuances, net of repurchases	[2]	(56)
Ending balance at Dec. 31, 2020		11,337		1,928		1,549		0	0	2,275	(235)		68		(180)		15	7,845
Net income (loss)		2,153		258		228		157			258							1,510
Other comprehensive income (loss)		283		64		57									64			162
Comprehensive income (loss)		2,436		322		285		157			258				64			1,672
Contributions		1,094															0	1,094
Distributions	[2]	(2,129)		(20)		(17)		(157)			(20)							(1,935)
Ownership changes	[3]	(1,740)		105		194					60		82		(37)			(2,039)
Unit repurchases	[2]	(83)		(83)						(83)
Acquisition of interest	[4]	2,085																2,085
Ending balance at Dec. 31, 2021		13,000		2,252		2,011		0	0	2,192	63		150		(153)		15	8,722
Net income (loss)		355		55		49			42		55						27	182
Other comprehensive income (loss)		(394)		(51)		(47)			(60)						(51)			(236)
Comprehensive income (loss)		(39)		4		2			(18)		55				(51)		27	(54)
Contributions		3,262															1,475	1,787
Distributions	[2]	(2,496)		(19)		(17)			(14)		(19)						(27)	(2,419)
Ownership changes		870	[3]	(5)	[3]	6	[3]		(4)		15	[3]	(25)	[3]	5	[3]		873	[3]
Unit repurchases	[2]	(78)		(78)						(78)
Issuance of BBUC exchangeable shares		0	[5]	(739)	[5]	(680)	[5]		1,419				(786)	[5]	47	[5]
Acquisition of interest	[4]	3,946																3,946
Unit issuances, net of repurchases		1,475
Ending balance at Dec. 31, 2022		$ 18,465		$ 1,415		$ 1,322		$ 0	$ 1,383	$ 2,114	$ 114		$ (661)		$ (152)		$ 1,490	$ 12,855

[1]	See Note 20 for additional information.
[2]	See Note 19 for additional information on distributions and Unit repurchases.
[3]	Includes gains or losses on changes in ownership interests of consolidated subsidiaries.
[4]	See Note 3 for additional information.
[5]	See Note 2 and Note 19 for additional information on BBUC exchangeable shares.